Employment and Compensation Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 14, 2019	May 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 09, 2019	Sep. 10, 2019	Jun. 30, 2019
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			2,416,534
Common Stock, Shares, Issued			306,874,115	217,526,425
Shares Issued, Price Per Share						$ 17.25	$ 16.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.43%	3.02%	2.53%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%	0.00%
Common Class B [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued			18,750,000					18,750,000
Management Incentive Plan
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Incentive Award Plan 2019
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0
Common Stock, Capital Shares Reserved for Future Issuance			60,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			37,302,599	35,475,302
Allocated Share-based Compensation Expense			$ 51,383	$ 13,715	$ 17,663
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			751	2,740	$ 3,192
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 6,873	$ 19,637
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 7 months 6 days
Share Based Compensation Expense For Incremental Increase in Fair Value of Amended Awards			$ 11,640
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Exercised			$ 25,123
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.94	$ 1.87
Incentive Award Plan 2019 | Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			1 year
Incentive Award Plan 2019 | Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			10 years
Sponsor Agreement [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued			7,000,000					7,000,000
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member]
Employment and Compensation Arrangements
Allocated Share-based Compensation Expense			$ 25,013
Increase Decrease in Expense Relating Granting of Incentive Shares			48,102
Increase Decrease in Expense Relating To Shares Purchased By Founders			$ 4,411
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.42%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.00%	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Class B [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued			1,500,000
Shares Issued, Price Per Share			$ 15,000
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Share Capital
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			5,309,713
Increase Decrease in Expense Relating To Vesting of Ordinary Shares			$ 1,193
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $15.25 [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			2,654,856
Sale of Stock, Price Per Share			$ 15.25
Increase Decrease in Expense Relating To Vesting of Ordinary Shares			$ 9,396
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $15.25 [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $15.25 [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $17.50 [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			2,654,856
Sale of Stock, Price Per Share			$ 17.50
Increase Decrease in Expense Relating To Vesting of Ordinary Shares			$ 13,101
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $17.50 [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Common Stock Issued Price Atleast $17.50 [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Warrant [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			17,265,826
Sale of Stock, Price Per Share			$ 17.50
Increase Decrease in Expense Relating To Vesting of Warrants			$ 6,297
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Warrant [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Warrant [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Lack Of Marketability	3.00%	3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	2 years
Sponsor Agreement [Member] | Transaction Related Awards 2019 [Member] | Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Lack Of Marketability	7.00%	7.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years